Schedule of Investments (unaudited) September 30, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 6.0%
Johnson Controls International PLC(a)	187,209	$9,961,391
Kingspan Group PLC(b)	82,065	6,128,878
Trane Technologies PLC(a)	56,900	11,545,579

		27,635,848

Chemicals — 4.5%
Air Liquide SA	40,768	6,866,615
LG Chem Ltd.	9,200	3,368,453
Linde PLC(a)	18,778	6,991,988
Sika AG, Registered Shares	14,200	3,597,723

		20,824,779

Commercial Services & Supplies(a) — 5.2%
Republic Services, Inc., Class A	67,350	9,598,048
Waste Management, Inc.	92,650	14,123,566

		23,721,614

Construction & Engineering — 5.4%
Quanta Services, Inc.(a)	45,360	8,485,495
Vinci SA	148,150	16,389,986

		24,875,481

Electric Utilities — 29.7%
American Electric Power Co., Inc.(a)	169,950	12,783,639
Duke Energy Corp.(a)	118,418	10,451,573
EDP - Energias de Portugal SA	2,156,450	8,966,400
Enel SpA	3,339,949	20,483,045
Exelon Corp.(a)	307,758	11,630,175
FirstEnergy Corp.(a)	83,350	2,848,903
Iberdrola SA	901,218	10,079,626
Neoenergia SA	902,200	3,304,354
NextEra Energy, Inc.(a)(c)	583,230	33,413,247
Orsted A/S(d)	74,600	4,058,477
PG&E Corp.(a)(b)	641,800	10,352,234
SSE PLC	167,800	3,288,264
Xcel Energy, Inc.(a)	82,590	4,725,800

		136,385,737

Electrical Equipment — 5.4%
Eaton Corp. PLC(a)	16,090	3,431,675
Prysmian SpA	100,900	4,049,951
Schneider Electric SE	34,332	5,657,641
Sunrun, Inc.(b)	187,900	2,360,024
Vestas Wind Systems A/S(b)	424,972	9,091,802

		24,591,093

Electronic Equipment, Instruments & Components — 1.5%
Rogers Corp.(b)	24,300	3,194,721
Samsung SDI Co. Ltd.	9,150	3,457,899

		6,652,620

Ground Transportation — 1.1%
Union Pacific Corp.(a)	25,800	5,253,654

Independent Power and Renewable Electricity Producers — 8.5%
AES Corp., Series 2021(a)	222,890	3,387,928
China Longyuan Power Group Corp. Ltd., Class H	3,620,000	3,139,533
EDP Renovaveis SA	608,880	9,971,881
Orron Energy AB(b)	2,435,668	1,623,366
RWE AG	562,895	20,894,544

		39,017,252

Machinery — 5.6%
Atlas Copco AB, B Shares	1,064,300	12,447,033

Security	Shares	Value

Machinery (continued)
Ingersoll Rand, Inc.(a)	131,700	$8,391,924
Spirax-Sarco Engineering PLC	40,950	4,740,094

		25,579,051

Multi-Utilities — 10.2%
CMS Energy Corp.(a)	128,410	6,819,855
Dominion Energy, Inc., Series A(a)	176,898	7,902,034
National Grid PLC	552,524	6,607,826
Public Service Enterprise Group, Inc.	200,142	11,390,081
Sempra(a)(c)	203,300	13,830,499

		46,550,295

Oil, Gas & Consumable Fuels — 10.8%
Cheniere Energy, Inc.(c)	88,950	14,762,142
Enterprise Products Partners LP(a)	194,363	5,319,715
Kinder Morgan, Inc.(a)	589,750	9,778,055
TC Energy Corp.	151,700	5,216,939
Williams Cos., Inc.(a)(c)	432,405	14,567,724

		49,644,575

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.(a)	27,174	4,757,896
ASML Holding NV(b)	7,750	4,562,812
Canadian Solar, Inc.(b)(e)	88,290	2,172,817
First Solar, Inc.(a)(b)	20,234	3,269,612
Infineon Technologies AG	132,850	4,400,090
STMicroelectronics NV	103,750	4,474,017

		23,637,244

Total Long-Term Investments — 99.1% (Cost: $359,191,010)		454,369,243

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(f)(g)	6,009,552	6,009,552
SL Liquidity Series, LLC, Money Market Series, 5.52%(f)(g)(h)	1,471,722	1,472,163

Total Short-Term Securities — 1.6% (Cost: $7,481,194)		7,481,715

Total Investments Before Options Written — 100.7% (Cost: $366,672,204)		461,850,958

Options Written — (0.3)% (Premiums Received: $(3,348,017))		(1,312,231)

Total Investments, Net of Options Written — 100.4% (Cost: $363,324,187)		460,538,727
Liabilities in Excess of Other Assets — (0.4)%		(1,825,172)

Net Assets — 100.0%		$ 458,713,555

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,042,199	$—		$(5,032,647	)(a)	$—	$—	$6,009,552	6,009,552	$415,072		$—
SL Liquidity Series, LLC, Money Market Series	225,179	1,245,749	(a)	—		835	400	1,472,163	1,471,722	9,555	(b)	—

						$835	$400	$7,481,715		$424,627		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
PG&E Corp.	136	10/06/23	USD	17.00	USD	219	$(408)
Exelon Corp.	170	10/11/23	USD	40.50	USD	642	(709)
Analog Devices, Inc.	9	10/13/23	USD	190.00	USD	158	(180)
Enterprise Products Partners LP	101	10/13/23	USD	27.00	USD	276	(5,504)
Kinder Morgan, Inc.	554	10/13/23	USD	16.74	USD	919	(11,185)
NextEra Energy, Inc.	1,448	10/13/23	USD	68.00	USD	8,296	(14,480)
PG&E Corp.	851	10/13/23	USD	17.00	USD	1,373	(4,255)
Union Pacific Corp.	90	10/13/23	USD	220.00	USD	1,833	(1,350)
Williams Cos., Inc.	306	10/13/23	USD	34.00	USD	1,031	(13,005)
AES Corp.	330	10/20/23	USD	18.59	USD	502	(1,414)
AES Corp.	450	10/20/23	USD	18.00	USD	684	(2,250)
Analog Devices, Inc.	51	10/20/23	USD	190.00	USD	893	(2,295)
CMS Energy Corp.	228	10/20/23	USD	57.02	USD	1,211	(5,723)
Dominion Energy, Inc.	309	10/20/23	USD	50.00	USD	1,380	(3,090)
Duke Energy Corp.	195	10/20/23	USD	93.01	USD	1,721	(5,622)
Eaton Corp. PLC	95	10/20/23	USD	220.00	USD	2,026	(23,987)
Enterprise Products Partners LP	101	10/20/23	USD	27.00	USD	276	(6,363)
Exelon Corp.	170	10/20/23	USD	41.00	USD	642	(1,700)
FirstEnergy Corp.	146	10/20/23	USD	37.00	USD	499	(1,095)
Ingersoll Rand, Inc.	310	10/20/23	USD	70.00	USD	1,975	(3,100)
Johnson Controls International PLC	229	10/20/23	USD	62.50	USD	1,219	(1,145)
Kinder Morgan, Inc.	644	10/20/23	USD	17.57	USD	1,068	(3,240)
Linde PLC	35	10/20/23	USD	385.00	USD	1,303	(7,262)
Quanta Services, Inc.	74	10/20/23	USD	210.00	USD	1,384	(1,480)
Republic Services, Inc., Class A	121	10/20/23	USD	150.00	USD	1,724	(11,797)
Sempra	178	10/20/23	USD	72.50	USD	1,211	(3,560)
Sempra	178	10/20/23	USD	75.00	USD	1,211	(4,005)
Trane Technologies PLC	60	10/20/23	USD	200.00	USD	1,217	(42,000)
Waste Management, Inc.	165	10/20/23	USD	165.00	USD	2,515	(4,125)
Williams Cos., Inc.	537	10/20/23	USD	35.00	USD	1,809	(10,740)
Xcel Energy, Inc.	143	10/20/23	USD	60.25	USD	818	(4,255)
Analog Devices, Inc.	12	10/27/23	USD	190.00	USD	210	(1,020)
Enterprise Products Partners LP	101	10/27/23	USD	27.00	USD	276	(6,868)
Kinder Morgan, Inc.	866	10/27/23	USD	17.50	USD	1,436	(7,361)
PG&E Corp.	544	10/27/23	USD	17.50	USD	877	(4,080)
Waste Management, Inc.	159	10/27/23	USD	160.00	USD	2,424	(14,310)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Williams Cos., Inc.	670	10/27/23	USD	34.00	USD	2,257	$(45,225)
Enterprise Products Partners LP	184	10/30/23	USD	28.00	USD	504	(1,547)
First Solar, Inc.	35	11/03/23	USD	180.00	USD	566	(12,425)
First Solar, Inc.	35	11/10/23	USD	175.31	USD	566	(18,723)
FirstEnergy Corp.	145	11/10/23	USD	37.25	USD	496	(2,424)
American Electric Power Co., Inc.	478	11/17/23	USD	82.00	USD	3,596	(21,509)
Analog Devices, Inc.	23	11/17/23	USD	185.00	USD	403	(7,475)
CMS Energy Corp.	228	11/17/23	USD	57.02	USD	1,211	(16,002)
Dominion Energy, Inc.	294	11/17/23	USD	49.25	USD	1,313	(12,803)
Duke Energy Corp.	219	11/17/23	USD	96.00	USD	1,933	(9,510)
Enterprise Products Partners LP	193	11/17/23	USD	27.60	USD	528	(5,884)
Exelon Corp.	737	11/17/23	USD	43.00	USD	2,785	(7,370)
Ingersoll Rand, Inc.	150	11/17/23	USD	67.30	USD	956	(16,779)
Johnson Controls International PLC	426	11/17/23	USD	58.94	USD	2,267	(13,238)
Linde PLC	33	11/17/23	USD	400.00	USD	1,229	(7,672)
PG&E Corp.	715	11/17/23	USD	18.00	USD	1,153	(7,150)
Quanta Services, Inc.	84	11/17/23	USD	210.00	USD	1,571	(12,600)
Republic Services, Inc., Class A	116	11/17/23	USD	150.00	USD	1,653	(16,530)
Sempra	355	11/17/23	USD	75.00	USD	2,415	(11,537)
Trane Technologies PLC	139	11/17/23	USD	211.83	USD	2,820	(67,996)
Xcel Energy, Inc.	146	11/17/23	USD	58.57	USD	835	(21,113)

							$(570,475)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
China Longyuan Power Group Corp. Ltd., Class H	Morgan Stanley & Co. International PLC	670,000	10/03/23	HKD	7.64	HKD	4,550	$(1)
EDP - Energias de Portugal SA	UBS AG	243,700	10/03/23	EUR	4.23	EUR	958	—
EDP - Energias de Portugal SA	UBS AG	102,000	10/03/23	EUR	4.27	EUR	401	—
Iberdrola SA	Morgan Stanley & Co. International PLC	116,200	10/03/23	EUR	10.78	EUR	1,229	(1,791)
Kingspan Group PLC	UBS AG	16,700	10/03/23	EUR	76.54	EUR	1,180	(30)
Orron Energy AB	Morgan Stanley & Co. International PLC	236,000	10/03/23	SEK	11.62	SEK	1,719	—
Atlas Copco AB, B Shares	UBS AG	90,600	10/05/23	SEK	131.34	SEK	11,576	(2,169)
Orsted A/S	Morgan Stanley & Co. International PLC	19,200	10/05/23	DKK	556.02	DKK	7,369	—
Public Service Enterprise Group, Inc.	JPMorgan Chase Bank N.A.	21,800	10/05/23	USD	62.14	USD	1,241	(27)
RWE AG	Barclays Bank PLC	37,700	10/05/23	EUR	39.54	EUR	1,324	—
Spirax-Sarco Engineering PLC	Barclays Bank PLC	13,200	10/05/23	GBP	103.63	GBP	1,252	(26)
LG Chem Ltd.	Morgan Stanley & Co. International PLC	3,300	10/10/23	USD	646,127.52	USD	1,630,412	(1)
Samsung SDI Co. Ltd.	Morgan Stanley & Co. International PLC	3,300	10/10/23	USD	650,060.16	USD	1,682,852	(3)
American Electric Power Co., Inc.	JPMorgan Chase Bank N.A.	11,600	10/11/23	USD	81.61	USD	873	(445)
Neoenergia SA	Morgan Stanley & Co. International PLC	157,900	10/11/23	USD	19.49	USD	2,907	(1,836)
Atlas Copco AB, B Shares	UBS AG	250,000	10/13/23	SEK	129.07	SEK	31,944	(35,695)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	14,800	10/13/23	EUR	17.77	EUR	229	(9)
Enel SpA	Goldman Sachs International	668,700	10/13/23	EUR	6.26	EUR	3,879	(3,994)
Infineon Technologies AG	UBS AG	19,200	10/13/23	EUR	34.22	EUR	601	(1,085)
National Grid PLC	Morgan Stanley & Co. International PLC	68,200	10/13/23	GBP	10.03	GBP	668	(3,797)
Orron Energy AB	Morgan Stanley & Co. International PLC	264,200	10/13/23	SEK	10.29	SEK	1,924	(304)
Orsted A/S	UBS AG	6,900	10/13/23	DKK	572.07	DKK	2,648	—
Schneider Electric SE	UBS AG	4,600	10/13/23	EUR	163.05	EUR	717	(3,894)
Vestas Wind Systems A/S	UBS AG	62,500	10/13/23	DKK	173.38	DKK	9,433	(849)
Neoenergia SA	Morgan Stanley & Co. International PLC	79,000	10/17/23	USD	19.38	USD	1,454	(2,124)
Prysmian SpA	Barclays Bank PLC	22,800	10/17/23	EUR	37.02	EUR	866	(40,939)
EDP Renovaveis SA	Goldman Sachs International	60,900	10/19/23	EUR	17.03	EUR	943	(1,485)
RWE AG	Goldman Sachs International	159,300	10/19/23	EUR	38.08	EUR	5,593	(7,247)
STMicroelectronics NV	Goldman Sachs International	36,400	10/19/23	EUR	45.02	EUR	1,485	(4,022)
TC Energy Corp.	Royal Bank of Canada	26,900	10/20/23	CAD	49.07	CAD	1,256	(3,634)
Public Service Enterprise Group, Inc.	Goldman Sachs International	27,500	10/23/23	USD	62.75	USD	1,565	(3,106)

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Atlas Copco AB, B Shares	Morgan Stanley & Co. International PLC	16,000	10/24/23	SEK	128.59	SEK	2,044	$(2,837)
EDP Renovaveis SA	Goldman Sachs International	83,400	10/24/23	EUR	16.45	EUR	1,292	(9,812)
Infineon Technologies AG	Morgan Stanley & Co. International PLC	21,100	10/24/23	EUR	33.14	EUR	661	(8,241)
Vestas Wind Systems A/S	Morgan Stanley & Co. International PLC	81,700	10/24/23	DKK	154.36	DKK	12,330	(61,055)
EDP - Energias de Portugal SA	Goldman Sachs International	266,500	10/25/23	EUR	4.15	EUR	1,048	(5,714)
SSE PLC	Goldman Sachs International	29,400	10/25/23	GBP	17.11	GBP	472	(2,842)
TC Energy Corp.	Royal Bank of Canada	27,900	10/25/23	CAD	49.88	CAD	1,303	(4,307)
Public Service Enterprise Group, Inc.	Goldman Sachs International	20,700	10/30/23	USD	61.96	USD	1,178	(5,104)
Atlas Copco AB, B Shares	UBS AG	16,000	11/07/23	SEK	128.80	SEK	2,044	(3,732)
ASML Holding NV	Goldman Sachs International	2,400	11/08/23	EUR	568.91	EUR	1,336	(50,333)
Air Liquide SA	UBS AG	15,400	11/09/23	EUR	162.47	EUR	2,453	(46,237)
China Longyuan Power Group Corp. Ltd., Class H	Bank of America N.A.	597,000	11/09/23	HKD	6.81	HKD	4,055	(22,663)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	14,400	11/09/23	EUR	72.52	EUR	1,017	(28,921)
Prysmian SpA	Barclays Bank PLC	12,600	11/09/23	EUR	38.59	EUR	478	(16,538)
Vinci SA	Morgan Stanley & Co. International PLC	51,800	11/09/23	EUR	107.32	EUR	5,420	(105,181)
SSE PLC	Goldman Sachs International	29,300	11/13/23	GBP	17.28	GBP	471	(4,038)
EDP - Energias de Portugal SA	Morgan Stanley & Co. International PLC	102,300	11/14/23	EUR	4.13	EUR	402	(4,871)
Iberdrola SA	Morgan Stanley & Co. International PLC	205,000	11/14/23	EUR	11.03	EUR	2,169	(29,816)
Orron Energy AB	Morgan Stanley & Co. International PLC	236,000	11/14/23	SEK	7.79	SEK	1,719	(8,542)
Schneider Electric SE	Morgan Stanley & Co. International PLC	5,900	11/14/23	EUR	157.11	EUR	920	(36,135)
Sika AG, Registered Shares	Morgan Stanley & Co. International PLC	4,900	11/14/23	CHF	236.86	CHF	1,136	(38,346)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	39,000	11/16/23	EUR	15.71	EUR	604	(20,829)
Enel SpA	Morgan Stanley & Co. International PLC	519,400	11/16/23	EUR	5.97	EUR	3,013	(66,742)
Infineon Technologies AG	Barclays Bank PLC	6,200	11/16/23	EUR	32.16	EUR	194	(8,577)
National Grid PLC	Goldman Sachs International	125,200	11/16/23	GBP	9.93	GBP	1,227	(31,830)

								$(741,756)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$21,506,970	$6,128,878	$—	$27,635,848
Chemicals	6,991,988	13,832,791	—	20,824,779
Commercial Services & Supplies	23,721,614	—	—	23,721,614
Construction & Engineering	8,485,495	16,389,986	—	24,875,481
Electric Utilities	89,509,925	46,875,812	—	136,385,737
Electrical Equipment	5,791,699	18,799,394	—	24,591,093
Electronic Equipment, Instruments & Components	3,194,721	3,457,899	—	6,652,620
Ground Transportation	5,253,654	—	—	5,253,654
Independent Power and Renewable Electricity Producers	3,387,928	35,629,324	—	39,017,252
Machinery	8,391,924	17,187,127	—	25,579,051
Multi-Utilities	39,942,469	6,607,826	—	46,550,295
Oil, Gas & Consumable Fuels	49,644,575	—	—	49,644,575
Semiconductors & Semiconductor Equipment	10,200,325	13,436,919	—	23,637,244
Short-Term Securities
Money Market Funds	6,009,552	—	—	6,009,552

	$282,032,839	$178,345,956	$—	460,378,795

Investments Valued at NAV(a)				1,472,163

				$461,850,958

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(330,799)	$(981,432)	$—	$(1,312,231)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

LP	Limited Partnership

5